Senior Secured Convertible Notes Payable (in default) (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 05, 2019	Mar. 12, 2019	Jun. 04, 2018	Dec. 31, 2018	Dec. 20, 2018	Jun. 30, 2018	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	Dec. 11, 2019	Jun. 10, 2019
Long term liabilities							$ 1,245,000
Convertible notes, net							778,000
Amortized Interest expense							853,000		$ 5,607,000	$ 798,000
Interest expense							300,000		509,000
Additional accrued liabilities							1,800,000		1,800,000
Accrued interest payable												600,000
Additional interest payable							300,000
Amortization debt discount and debt issuance cost							854,000	$ 1,044,000
Settlement amount
Additional liquidating damages					$ 1,800,000
Debt instrument converted amount, interest
Debt instrument converted amount shares issued
Amortized in cash amount
Interest rate		18.00%	8.00%
Original issue discount		$ 1,000,000
Description for event of default		Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion; Redemption at the option of the holder at 25% premium upon an event of default; Redemption at the option of the Company at 15% premium at any time after 45 days from March 12, 2019.
Convertible notes, Principal									$ 8,395,000
Common stock, shares issued							907,047		907,047	721,295
Warrants granted									36,073	23,719
Original issue discount									$ 4,849,000
Expected volatility									119.00%	121.00%
Warrant [Member]
Risk-free interest rate		2.41%							2.78%
Expected volatility		122.00%							120.00%
Institutional Investors [Member]
Convertible notes, Principal			10,000,000
Reduced accrued loss				$ 889,000
Conversion price
Warrants exercise price			99.60
Warrants purchase common stock, shares			5,422
Warrants granted			25,100
Debt issuance costs			$ 600,000
Proceeds from issuance of notes			$ 8,400,000
Maturity date			Sep. 04, 2019
Purchase price of notes			$ 9,000,000
Price per share			$ 86.80						$ 63.60
Original issue discount			$ 1,000,000
Purchase price			$ 9,000,000
Conversion price description
Warrants exercise price			$ 99.60
Price per share			$ 86.80				$ 63.60
Risk-free interest rate							2.49%		2.49%
Expected volatility							122.00%		122.00%
Fair value of the conversion feature derivative							$ 2,421,000		$ 2,421,000
Financing costs							$ 2,600,000		$ 2,600,000
Institutional Investors [Member] | Warrant [Member]
Warrants exercise price							70		70.00
Warrants granted							74,387		2,840,909
Price per share							$ 63.60		$ 63.60
Risk-free interest rate							2.49%		2.49%
Expected volatility							122.00%		122.00%
Maturity term							5 years		5 years
Fair value of common stovk							$ 3,917,000		$ 3,917,000
June 2018 Senior Convertible Note [Member]
Maturity date						Sep. 04, 2019
Coupon rate						8.00%
Price per share						$ 99.60
Conversion price						85.00%
Amortization of principal in cash premium						10.00%
Lowest volume weighted average price						15.00%
Risk-free interest rate										2.78%
Expected volatility										122.00%
Maturity term										5 years
Maximum [Member]
Risk-free interest rate									2.90%	2.83%
Exercise Prices Four [Member] | Maximum [Member]
Convertible notes, Principal		$ 4,750,000
Conversion price		$ 66.80
Warrants exercise price		70.00
Warrants purchase common stock, shares
Warrants granted		74,387
Conversion price description		Alternate conversion price at the greater of the floor price of $12.40 and the lower of the conversion price in effect and alternate conversion percentage of the lowest VWAP of the common share during the 10 consecutive trading day prior to the applicable conversion date;
Debt issuance costs		$ 500,000
Proceeds from issuance of notes		$ 3,300,000
Maturity date		Sep. 12, 2020
Purchase price of notes		$ 3,750,000
December 2018 Notes [Member]
Convertible notes, Principal	$ 244,000						22,000
Reduced accrued loss							889,000
March 2019 Notes [Member]
Convertible notes, Principal	2,890,000						275,000
June Notes [Member]
Convertible notes, Principal							$ 8,534,000
Exchange Agreement [Member] | December 2018 Notes [Member]
Principal outstanding	222,000
Principal outstanding, Revised	244,000
Exchange Agreement [Member] | March 2019 Notes [Member]
Principal outstanding	2,445,000
Principal outstanding, Revised	$ 2,890,000
Exchange Agreement [Member] | March 2019 Convertible Notes [Member]
Conversion price	$ 40.00
Exchanged note amount	$ 222,000
Common stock, shares issued											21,750
Extended term description	Extended the term of the March 2019 notes to March 1, 2022, provided for a revised quarterly amortization schedule beginning April 1, 2020, and removed certain anti-dilution terms of the related March 2019 warrants.
Additional consideration	$ 200,000										$ 200,000
Percentage of principal increased	10.00%